Revenue from Contracts with Customers Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
Disaggregation of Revenue

The Company disaggregates its revenue from contracts with customers by segment and geographic location as the Company believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. In the following table, revenue is disaggregated by segment and primary geographical market for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019		Year Ended December 31, 2018
(in thousands)	Medical Devices	Pharmaceutical (1)	Medical Devices	Pharmaceutical (1)

Primary geographical markets:
North America	$10,155	$26,034	$7,425	$41,900
Europe	3,438	22,816	2,451	25,259
Asia	11,536	6,243	7,136	13,637
Other	433	—	377	—
Total revenue from contracts with customers (2)	$25,562	$55,093	$17,389	$80,796
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(1) The revenue from the Company’s Pharmaceutical segment for the years ended December 31, 2019 and 2018 is included in (Loss) income from discontinued operations. For additional information, see Note 3, Discontinued Operations Classified as Assets held for sale.

(2) The table above does not include lease revenue from the Company’s Medical Devices segment of $5.2 million and $7.3 million for the years ended December 31, 2019 and 2018, respectively.